Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000004836 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004836 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000004836 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004836 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004836 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004836 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004836 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004836 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004836 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004836 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000004836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004836 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004836 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004836 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004835 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004835 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004835 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004835 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004835 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004835 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004835 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004835 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004835 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004835 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000004835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000004835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004835 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004835 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004835 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004834 | VanEck Junior Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004834 | State Street SPDR S&P Biotech ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004834 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004834 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004834 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004834 | Saia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004834 | STERIS Plc
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004834 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004834 | API Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004834 | UL Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004834 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000004834 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004834 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000004834 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004834 | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004834 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004834 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004834 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004834 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004834 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257451 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000257451 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000257451 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000257451 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257451 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257451 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257451 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000257451 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257451 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257451 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257451 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000257451 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000257451 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000257451 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000257451 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000257451 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000257451 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000257451 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000257451 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000221944 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000221944 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221944 | Barclays Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221944 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221944 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221944 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221944 | Ajax Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221944 | Invesco Preferred ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221944 | Countrywide Alternative Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221944 | Velocity Commercial Capital Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221944 | Other0BNY-00202DAA5
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000221944 | 0BNY-912810RH3
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000221944 | 0BNY-009723AC1
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000221944 | 0BNY-464288281
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000221944 | 0BNY-14732FAA0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000221944 | 0BNY-89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221944 | 0BNY-35563PFX2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221944 | 0BNY-94988U151
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004833 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004833 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004833 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000004833 | U.S. Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004833 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004833 | HCA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004833 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004833 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004833 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004833 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004833 | Other0BNY-96949LAD7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004833 | 0BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000004833 | 0BNY-05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000004833 | 0BNY-75889JAN6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248048 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248048 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000248048 | HCA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000248048 | Hyundai Capital America
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248048 | Morgan Stanley Private Bank NA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248048 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248048 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248048 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248048 | AerCap Ireland Capital DAC/AerCap Global Aviation Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248048 | Other0BNY-592179KR5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248048 | 0BNY-91282CJW2
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000248048 | 0BNY-126650EB2
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000248048 | 0BNY-92348KDR1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004838 | State of Washington School Improvements GO, Series A-2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004838 | Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004838 | New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004838 | Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004838 | Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004838 | Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Improvements Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004838 | State of Connecticut Public Improvements GO, Series C
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004838 | New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004838 | Arizona Department of Transportation State Highway Improvements Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004838 | New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004838 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004838 | Texas
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000004838 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004838 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004838 | Washington
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004838 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004838 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004838 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004838 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004838 | Other States
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000206042 | State of California Current Refunding GO, (AGM)
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206042 | California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series 3
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206042 | University of California Current Refunding Revenue Bonds, Series BV
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206042 | San Francisco City & County Airport Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206042 | University of California University & College Improvements Revenue Bonds, Series CD
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206042 | California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206042 | San Francisco City & County Airport Comm-San Francisco International Airport & Marina Improvements Revenue Bonds, Series D
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206042 | State of California Water Utility Improvements GO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206042 | Los Angeles Department of Water & Power Water System Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206042 | California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206042 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206042 | California
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000206043 | County of Westchester NY Recreation Facilities Improvements GO, Series A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000206043 | New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206043 | New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series C
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206043 | Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206043 | New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206043 | City of New York Current Refunding GO, Series B-2
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206043 | New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206043 | Long Island Power Authority Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206043 | City of New York Public Improvements GO, Series D
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206043 | New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206043 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206043 | New York
Holdings [Line Items]
Percent of Net Asset Value	94.60%